Taxation - Summary of total unused tax losses carried forward analysed by expiry terms (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 903	€ 922
Deferred tax asset recognised	772	764
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	1	1
More than 1 year but less than 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	4	4
Deferred tax asset recognised	57	17
- more than 5 years but less than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	92	92
Deferred tax asset recognised	8	0
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	806	824
Deferred tax asset recognised	€ 707	€ 746